Acquisition (Narrative) (Details) - USD ($) $ in Millions	1 Months Ended
	Jan. 31, 2014	Sep. 30, 2013	Sep. 26, 2015	Sep. 27, 2014	Jun. 30, 2014	Sep. 28, 2013
Acquisitions [Line Item]
Goodwill			$ 1,652	$ 1,659		$ 1,634
Temporary Equity, Redemption Value			$ 12	$ 13
Graphic Flexible Packaging LLC's Flexible Plastics And Films
Acquisitions [Line Item]
Purchase price, net of cash acquired		$ 61
Capital		8
Property, plant and equipment		18
Intangible asset		25
Goodwill		14
Other long-term liabilities		$ 4
Qingdao P&B Co., Ltd
Acquisitions [Line Item]
Purchase price, net of cash acquired	$ 35
Capital	9
Property, plant and equipment	24
Intangible asset	11
Goodwill	10
Other long-term liabilities	4
Temporary Equity, Redemption Value	$ 13
Percentage of capital stock acquired	75.00%
Call option on the remaining interest	25.00%
Call option period	3 years
Rexam Healthcare Containers and Closures
Acquisitions [Line Item]
Aggregate purchase price					$ 133
Capital					32
Property, plant and equipment					85
Intangible asset					9
Goodwill					7
Other long-term liabilities					$ 3